Debt	9 Months Ended	12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014
Debt
Debt

3.  DEBT

We were in compliance with the terms and conditions of all debt agreements for all periods presented. Our outstanding debt is detailed in the table below (in millions):

		The Michaels Companies, Inc.			Michaels Stores, Inc.
	Interest Rate	November 1, 2014	February 1, 2014	November 2, 2013	November 1, 2014	February 1, 2014	November 2, 2013
Senior secured term loan	Variable	$2,460	$1,628	$1,632	$2,460	$1,628	$1,632
Senior notes	7.75%	—	1,006	1,007	—	1,006	1,007
Senior subordinated notes	5.875%	515	260	—	515	260	—
Senior subordinated notes	11.375%	—	—	255	—	—	255
Asset-based revolving credit facility	Variable	—	—	187	—	—	187
PIK notes	7.50% / 8.25%	361	800	800	—	—	—

Total debt		3,336	3,694	3,881	2,975	2,894	3,081

Less current portion		(205)	(16)	(203)	(25)	(16)	(203)

Long-term debt		$3,131	$3,678	$3,678	$2,950	$2,878	$2,878

Senior Notes, Additional Term Loan and Senior Subordinated Notes

On June 16, 2014, MSI issued an additional $250 million of our 5.875% Senior Subordinated Notes maturing in 2020 (“2020 Senior Subordinated Notes”) at 102% of face value. On July 2, 2014, MSI also issued an additional $850 million of debt under our existing term loan facility at 99.5% of face value and maturing in 2020 (“Additional Term Loan”).  The net proceeds from these borrowings were used to fully redeem the outstanding 7.75% Senior Notes due 2018 (“Senior Notes”) and to pay the applicable make-whole premium and accrued interest on the Senior Notes.  In accordance with Accounting Standards Codification (“ASC”) 470, Debt (“ASC 470”),  the Company capitalized $19 million of costs related to the issuance of the 2020 Senior Subordinated Notes and the Additional Term Loan. In accordance with ASC 470, we recorded a loss on the early extinguishment of debt of $56 million related to the redemption of the Senior Notes.  The $56 million loss consisted of $51 million of redemption premiums and $10 million to write off related debt issuance costs.  This loss was partially offset by a $5 million write off of unamortized net premiums.

PIK Toggle Notes

On July 2, 2014, the Company completed an IPO and received net proceeds totaling $446 million.  The proceeds were used to redeem $439 million of our then outstanding PIK Notes and to pay other expenses of the offering. In accordance with ASC 470, we recorded a loss on the early extinguishment of debt of $12 million related to the redemption of the PIK Notes.  The $12 million loss consisted of a $4 million redemption premium and an $8 million write off of related debt issuance costs.

On November 10, 2014, an irrevocable notice of redemption was delivered to the holders of the PIK Notes. Pursuant to the notice, $180 million in principal of the PIK Notes will be redeemed on December 10, 2014 and has been classified as current debt in the consolidated balance sheets.  We expect the debt extinguishment costs related to the redemption of the PIK Notes to be approximately $7 million.

Restated Revolving Credit Facility

As of November 1, 2014, the borrowing base of our restated senior secured asset-based revolving credit facility (“Restated Revolving Credit Facility”) totaled $650 million, of which we had no outstanding borrowings, $62 million of outstanding letters of credit and $588 million of unused borrowing capacity.

Debt Issuance Costs

Accumulated amortization of debt issuance costs was $53 million, $56 million, and $57 million as of November 1, 2014, February 1, 2014, and November 2, 2013, respectively.

Note 5.  Debt

Debt for The Michaels Companies, Inc. and Michaels Stores, Inc. consisted of the following at the end of fiscal 2013 and fiscal 2012:

		The Michaels Companies, Inc.		Michaels Stores, Inc.
(In millions)	Interest rate	February 1, 2014	February 2, 2013	February 1, 2014	February 2, 2013

Senior secured term loan	Variable	$1,628	$1,640	$1,628	$1,640
Senior notes	7.750%	1,006	1,007	1,006	1,007
Senior subordinated notes	5.875%	260	—	260	—
Senior subordinated notes	11.375%	—	393	—	393
Asset-based revolving credit facility	Variable	—	1	—	1
PIK Notes	7.50% / 8.25%	800	—	—	—

Total debt		3,694	3,041	2,894	3,041
Less current portion		16	150	16	150

Long-term debt		$3,678	$2,891	$2,878	$2,891

The Company and MSI capitalized $108 million and $91 million of costs, respectively, net of write-offs, related to our issuance of various debt instruments. We amortize these deferred financing costs using the straight-line method, which produces results materially consistent with the effective interest method, over the lives of the respective debt agreements (which range from five to ten years) and record the amortization to interest expense. Our expected amortization expense for The Michaels Companies, Inc. and Michaels Stores, Inc. pertaining to the deferred financing costs for each of the next five fiscal years and thereafter are as follows:

	The Michaels Companies, Inc.	Michaels Stores, Inc.
Fiscal year (In millions)
	Amount	Amount

2014	$12	$9
2015	11	8
2016	11	8
2017	11	7
2018	6	4
Thereafter	1	1

Total amortization expense	$52	$37

The aggregate amount of scheduled maturities for The Michaels Companies, Inc. and Michaels Stores, Inc. debt for the next five years and thereafter is as follows:

	The Michaels Companies, Inc.	Michaels Stores, Inc.
Fiscal year (In millions)
	Amount	Amount

2014	$16	$16
2015	16	16
2016	17	17
2017	17	17
2018	3,362	2,562
Thereafter	260	260

Total debt payments	3,688	2,888
Plus unrealized premium amortization	9	9
Less unrealized discount accretion	(3)	(3)

Total debt balance as of February 1, 2014	$3,694	$2,894

As of February 1, 2014, and February 2, 2013, the weighted average interest rate of the Current portion of long-term debt was 3.75% and 10.69%, respectively.

Restated Term Loan Credit Facility

On January 28, 2013, MSI entered into an amended and restated credit agreement (the "Amended Credit Agreement") with Deutsche Bank AG New York Branch ("Deutsche Bank") and other lenders to amend various terms of its Senior Secured Term Loan Facility, as amended. The Amended Credit Agreement, together with related security, guarantee and other agreements, is referred to as the "Restated Term Loan Credit Facility."

The Restated Term Loan Credit Facility provides for senior secured financing of $1,640 million. MSI has the right under the Restated Term Loan Credit Facility to request additional term loans in an aggregate amount of up to (a) $500 million and (b) at MSI's option, an amount of term loans so long as MSI's Consolidated Secured Debt Ratio (as defined in the Amended Credit Agreement) is no more than 3.25 to 1.00 on a pro forma basis as of the last day of the most recently-ended four fiscal quarter-period for which internal financial statements are available. The lenders under the Restated Term Loan Credit Facility will not be under any obligation to provide any such additional term loans, and the incurrence of any additional term loans is subject to customary conditions precedent.

Borrowings under the Restated Term Loan Credit Facility bear interest at a rate per annum equal to, at MSI's option, either (a) a base rate determined by reference to the highest of (1) the prime rate of Deutsche Bank, (2) the federal funds effective rate plus 1/2 of 1% and (3) London Interbank Offered Rate ("LIBOR"), subject to certain adjustments, plus 1%, or (b) LIBOR, subject to certain adjustments, in each case plus an applicable margin. The applicable margin is 1.75% with respect to base rate borrowings and 2.75% with respect to LIBOR borrowings. In addition, the applicable margin is subject to a 0.25% decrease based on MSI's Consolidated Secured Debt Ratio.

The Restated Term Loan Credit Facility requires MSI to prepay outstanding term loans with (x) 100% of the net proceeds of any debt issued by MSI or its subsidiaries (with exceptions for certain debt permitted to be incurred under the Restated Term Loan Credit Facility) and (y) 50% (which percentage will be reduced to 25% if MSI's Consolidated Total Leverage Ratio (as defined in the Amended Credit Agreement) is less than 6.00:1.00 and will be reduced to 0% if MSI's Consolidated Total Leverage Ratio is less than 5.00:1.00 of MSI's annual Excess Cash Flow (as defined in the Amended Credit Agreement).

MSI must offer to prepay outstanding term loans at 100% of the principal amount to be prepaid, plus accrued and unpaid interest, with the proceeds of certain asset sales or casualty events under certain circumstances. MSI may voluntarily prepay outstanding loans under the Restated Term Loan Credit Facility at any time without premium or penalty other than customary "breakage" costs with respect to LIBOR loans.

MSI is required to make scheduled quarterly payments, each equal to 0.25% of the original principal amount of the term loans, subject to adjustments relating to the incurrence of additional term loans under the Restated Term Loan Credit Facility, for the first six years and three quarters, with the balance paid on January 28, 2020 (the "Maturity Date"); provided, however, that the Maturity Date of the term loans will automatically become July 28, 2018, if as of July 28, 2018, (i) the Consolidated Secured Debt Ratio is greater than 3.25:1.00 and (ii) the then aggregate outstanding principal amount of MSI's Senior Notes (and certain refinancings thereof requiring principal payments prior to April 28, 2020) exceeds $250 million.

All obligations under the Restated Term Loan Credit Facility are guaranteed, jointly and severally, fully and unconditionally by each of MSI's direct and indirect wholly-owned domestic subsidiaries that guarantee obligations under the Restated Revolving Credit Facility. All obligations under the Restated Term Loan Credit Facility, and the guarantees of those obligations, are secured, subject to certain exceptions, by substantially all of the assets of MSI and the Subsidiary Guarantors (as defined below), including:

•

a first-priority pledge of our capital stock and all of the capital stock held by us and the Subsidiary Guarantors (which pledge, in the case of any foreign subsidiary, is limited to 65% of the voting stock of such foreign subsidiary and 100% of the non-voting stock of such subsidiary);

•

a first-priority security interest in, and mortgages on, substantially all other tangible and intangible assets of MSI and each Subsidiary Guarantor, including substantially all of our and our subsidiaries' owned real property and equipment, but excluding, among other things, the collateral described in the following bullet point; and

•

a second-priority security interest in personal property consisting of inventory and related accounts, cash, deposit accounts, all payments received by MSI or the Subsidiary Guarantors from credit card clearinghouses and processors or otherwise in respect of all credit card charges and debit card charges for sales of inventory by MSI and the Subsidiary Guarantors, and certain related assets and proceeds of the foregoing.

The Restated Term Loan Facility contains a number of negative covenants that are substantially similar to, but more restrictive in certain respects than, those governing the 7 3/4% Senior Notes maturing on November 1, 2018 ("2018 Senior Notes"), and the 5 7/8% Senior Subordinated Notes due December 15, 2020 ("2020 Senior Subordinated Notes"), as well as certain other customary representations and warranties, affirmative and negative covenants, and events of default. As of February 1, 2014, MSI was in compliance with all covenants.

In accordance with ASC 470, Debt ("ASC 470"), in fiscal 2012, we recorded $12 million of refinancing costs related to the Restated Term Loan Credit Facility. MSI recorded a loss on early extinguishment of debt of approximately $6 million to write off debt issuance costs associated with the senior secured term loan facility, with the remaining $9 million of unamortized debt issuance costs being amortized over the revised life of the Restated Term Loan Credit Facility through July 28, 2018. In addition, we capitalized $5 million in debt issuance costs associated with the execution of the Restated Term Loan Credit Facility that is being amortized as interest expense over the life of the Restated Term Loan Credit Facility.

7 3/4% Senior Notes due 2018

On October 21, 2010, we issued $800 million aggregate principal amount of 7 3/4% Senior Notes that mature on November 1, 2018, at a discounted price of 99.262% of face value, resulting in an effective interest rate of 7 7/8%. Interest is payable semi-annually in arrears on each May 1 and November 1, commencing on May 1, 2011.

On September 27, 2012, we issued an additional $200 million aggregate principal amount (the "Additional Senior Notes" and, together with the 2018 Senior Notes, the "Senior Notes") of our Senior Notes under the Indenture, dated as of October 21, 2010 (the "2018 Senior Indenture"), by and among the Company, the guarantors party thereto ("Guarantors") and Law Debenture Trust Company of New York, as trustee ("Trustee"), as amended on the date of such issuance by a supplemental indenture, dated as of September 27, 2012, by and among the Company, the Guarantors and the Trustee. The Additional Senior Notes were issued at a premium of 106.25% of face value, resulting in an effective interest rate of 6 1/2%. The Additional Senior Notes form a single class with the 2018 Senior Notes previously issued under the 2018 Senior Indenture and have terms that are identical to the previously issued 2018 Senior Notes, except that interest on the Additional Senior Notes accrues from and including May 1, 2012, and the Additional Senior Notes are subject to a Registration Rights Agreement.

The Senior Notes are guaranteed, jointly and severally, fully and unconditionally, on an unsecured senior basis, by each of our subsidiaries that guarantee indebtedness under the Senior Secured Credit Facilities. The Senior Notes and the guarantees thereof are our and the guarantors' unsecured senior obligations and (i) rank senior in right of payment to all of our and the guarantors' existing and future debt and other obligations that are, by their terms, expressly subordinated in right of payment to the 2020 Senior Subordinated Notes, as defined and described below; (ii) rank equally in right of payment to all of our and the guarantors' existing and future debt and other obligations that are not, by their terms, expressly subordinated in right of payment to the Senior Notes; (iii) are effectively subordinated in right of payment to all of our and the guarantors' existing and future secured debt (including obligations under the Senior Secured Credit Facilities), to the extent of the value of the assets securing such debt; and (iv) are structurally subordinated to all obligations of our subsidiaries that are not guarantors of the Senior Notes.

At any time prior to November 1, 2014, we may redeem all or a part of the Senior Notes at a redemption price equal to 100% of the principal amount of the Senior Notes redeemed plus the Applicable Premium (as defined in the 2018 Senior Indenture) and accrued and unpaid interest and Additional Interest (as defined in the 2018 Senior Indenture), if any, to the date of redemption, subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date. On and after November 1, 2014, the Company may redeem the Senior Notes, in whole or in part, upon notice, at the redemption prices (expressed as percentages of principal amount of the Senior Notes to be redeemed) set forth below, plus accrued and unpaid interest thereon and Additional Interest, if any, to the applicable date of redemption if redeemed during the twelve-month period beginning on November 1 of each of the years indicated below:

Year	Percentage

2014	103.875%
2015	101.938%
2016 and thereafter	100.000%

Upon a change in control we are required to offer to purchase all of the Senior Notes at a price in cash equal to 101% of the aggregate principal amount thereof, plus accrued and unpaid interest.

The 2018 Senior Indenture contains covenants limiting, among other things, the Company's ability and the ability of the Company's restricted subsidiaries to:

•	incur additional debt
•

pay dividends or distributions on the Company's capital stock or repurchase the Company's capital stock, subject to certain exceptions, including dividends, distributions and repurchases up to an amount in excess of (i) $75 million plus (ii) a basket that builds based on 50% of the Company's Consolidated Net Income (as defined in the 2018 Senior Indenture) and certain other amounts, in each case, to the extent such payment capacity is not applied as otherwise permitted under the 2018 Senior Indenture and subject to certain conditions.

•	issue stock of subsidiaries
•	make certain investments
•	create liens on the Company's assets to secure debt
•	enter into transactions with affiliates
•	merge or consolidate with another company
•	sell or otherwise transfer assets

The 2018 Senior Indenture also provides for events of default, which, if certain of them occur, would permit the trustee under the 2018 Senior Indenture or holders of at least 25% in principal amount of the then outstanding Senior Notes to declare the principal, premium, if any, interest and any other monetary obligations on all the then outstanding Senior Notes to be due and payable immediately.

In accordance with ASC 470, we are amortizing $20 million in debt issuance costs, including $4 million capitalized in fiscal 2012, as interest expense over the life of the Senior Notes.

7.50%/8.25% PIK Toggle Notes

On July 29, 2013, FinCo Holdings and FinCo Inc. issued $800 million aggregate principal amount of 7.50%/8.25% PIK Toggle Notes due 2018. The PIK Notes were issued in a private transaction. Interest payments on the PIK Notes are due February 1 and August 1 of each year until maturity. The first two interest payments and the last interest payment are required to be paid entirely in cash. All other interest payments must be made in cash, except that all or a portion of the interest on the PIK Notes may be paid by increasing the principal amount of the outstanding PIK Notes or by issuing additional PIK Notes depending on the amount of cash dividends that can be paid by Michaels Stores, Inc. under the credit agreements governing our Senior Secured Credit Facilities, the terms of the indentures governing our outstanding notes and the terms of its other indebtedness outstanding at the time. The proceeds from the debt issuance were approximately $783 million, after deducting the debt issuance fees and expenses. FinCo Holdings distributed the net proceeds to the Company, and the proceeds were used to fund a cash dividend, distribution and other payment to the Company's equity and equity-award holders and pay related fees and expenses.

The PIK Notes are senior unsecured obligations of FinCo Holdings and FinCo Inc. The PIK Notes are not guaranteed by MSI, Holdings or any of their subsidiaries, but the indenture governing the PIK Notes contains restrictive covenants that apply to FinCo Holdings and its restricted subsidiaries, including MSI, Holdings and their subsidiaries, and a breach of such covenants would cause FinCo Holdings and FinCo Inc. to be in default under the indenture governing the PIK Notes.

On and after August 1, 2014, the Company may redeem all or part of the PIK Notes, upon notice, at the redemption prices (expressed as percentages of principal amount of the 7.50%/8.25% PIK Toggle Notes to be redeemed) set forth below, plus accrued and unpaid interest thereon to the applicable date of redemption if redeemed during the twelve-month period beginning on August 1 of each of the years indicated below.

Year	Percentage

2014	102.000%
2015	101.000%
2016 and thereafter	100.000%

11 3/8% Senior Subordinated Notes due 2016

On October 31, 2006, we issued $400 million in principal amount of 11 3/8% Senior Subordinated Notes due November 1, 2016 (the "2016 Senior Subordinated Notes"). Interest was payable semi-annually in arrears on each May 1 and November 1, commencing on May 1, 2007.

On January 28, 2013, we delivered to the holders of our outstanding 2016 Senior Subordinated Notes an irrevocable notice of redemption of $137 million in aggregate principal amount of 2016 Senior Subordinated Notes. On February 27, 2013, we redeemed the $137 million of 2016 Senior Subordinated Notes at a redemption price equal to 103.792%. In accordance with ASC 470, we recorded a loss on early extinguishment of debt of approximately $7 million related to the redemption of our 2016 Senior Subordinated Notes. The $7 million loss is comprised of a $5 million redemption premium and $2 million to write off related debt issuance costs.

On December 19, 2013, we issued an irrevocable notice of redemption to the holders of our remaining outstanding 2016 Senior Subordinated Notes, deposited the proceeds of the offering of our 2020 Senior Subordinated Notes with the trustee under the 2016 Senior Subordinated Notes Indenture and instructed the trustee to (a) redeem the 2016 Senior Subordinated Notes on January 21, 2014, and (b) discharge our obligations under the 2016 Senior Subordinated Notes Indenture. We redeemed $256 million of 2016 Senior Subordinated Notes at a redemption price equal 101.896%, or a total of $261 million, and recorded refinancing costs of $7 million.

5 7/8% Senior Subordinated Notes due 2020

On December 19, 2013, we issued $260 million in principal amount of 5 7/8% Senior Subordinated Notes that mature December 15, 2020. Interest is payable semi-annually in arrears on each June 15 and December 15, commencing on June 15, 2014. We used the net proceeds of these notes to redeem the outstanding 2016 Senior Subordinated Notes, to pay the applicable redemption premium and accrued and unpaid interest to, but not including, the applicable redemption date and to pay related fees and expenses. The 2020 Senior Subordinated Notes are guaranteed, jointly and severally, fully and unconditionally, on an unsecured senior subordinated basis, by each of the Company's subsidiaries that guarantee indebtedness under the Senior Secured Credit Facilities.

The 2020 Senior Subordinated Notes and the guarantees thereof are the Company's and the guarantors' unsecured senior subordinated obligations and (i) are subordinated in right of payment to all of the Company's and the guarantors' existing and future senior debt, including the Senior Secured Credit Facilities and the Senior Notes; (ii) rank equally in right of payment to all of the company's and the guarantors' future senior subordinated debt; (iii) are effectively subordinated to all of the Company's and the guarantors' existing and future secured debt (including the Senior Secured Credit Facilities) to the extent of the value of the assets securing such debt; (iv) rank senior in right of payment to all of the Company's and the guarantors' existing and future debt and other obligations that are, by their terms, expressly subordinated in right of payment to the 2020 Senior Subordinated Notes; and (v) are structurally subordinated to all obligations of the Company's subsidiaries that are not guarantors of the 2020 Senior Subordinated Notes.

At any time prior to December 15, 2016, the Company may redeem all or a part of the 2020 Senior Subordinated Notes at a redemption price equal to 100% of the principal amount of the 2020 Senior Subordinated Notes redeemed plus a make-whole premium, as provided in the indenture governing the 2020 Senior Subordinated Notes (the "2020 Senior Subordinated Notes Indenture"), and accrued and unpaid interest to, but not including, the date of redemption, subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date.

On and after December 15, 2016, the company may redeem all or part of the 2020 Senior Subordinated Notes, upon notice, at the redemption prices (expressed as percentages of principal amount of the 2020 Senior Subordinated Notes to be redeemed) set forth below, plus accrued and unpaid interest thereon to the applicable date of redemption if redeemed during the twelve-month period beginning on December 15 of each of the years indicated below:

Year	Percentage

2016	102.938%
2017	101.469%
2018 and thereafter	100.000%

In addition, until December 15, 2016, the Company may, at its option, on one or more occasions redeem up to 40% of the aggregate principal amount of the 2020 Senior Subordinated Notes with the aggregate principal amount of 2020 Senior Subordinated Notes to be redeemed (the "Equity Offering Redemption Amount") not to exceed an amount equal to the aggregate gross proceeds from one or more Equity Offerings (as defined in the 2020 Senior Subordinated Notes Indenture), at a redemption price equal to 105.875% of the aggregate principal amount thereof, plus accrued and unpaid interest thereon to, but not including, the applicable date of redemption, subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date; provided that (i) each such redemption occurs within 120 days of the date of closing of each such Equity Offering; (ii) proceeds in an amount equal to or exceeding the applicable Equity Offering Redemption Amount shall be received by, or contributed to the capital of, the Company or any of its restricted subsidiaries and (iii) at least 50% of the sum of the aggregate principal amount of 2020 Senior Subordinated Notes originally issued under the 2020 Senior Subordinated Notes Indenture and any 2020 Senior Subordinated Notes that are issued under the 2020 Senior Subordinated Notes Indenture after the original issue date remains outstanding immediately after the occurrence of each such redemption.

Upon a change in control, we are required to offer to purchase all of the 2020 Senior Subordinated Notes at a price in cash equal to 101% of the aggregate principal amount thereof, plus accrued and unpaid interest.

The 2020 Senior Subordinated Notes Indenture contains restrictive covenants and events of default substantially similar to, but less restrictive in certain customary respects than those of the Senior Notes described above.

In accordance with ASC 470, we are amortizing $8 million in debt issuance costs, including $4 million capitalized in fiscal 2013, as interest expense over the life of the 2020 Senior Subordinated Notes.

13% Subordinated Discount Notes due 2016

On October 31, 2006, we issued $469 million in principal amount at maturity of 13% Subordinated Discount Notes due on November 1, 2016, the ("Subordinated Discount Notes"). The Subordinated Discount Notes were guaranteed, jointly and severally, fully and unconditionally, on an unsecured subordinated basis, by each of our subsidiaries that guarantee indebtedness under our Senior Secured Credit Facilities.

During fiscal 2011, we completed open market repurchases of our outstanding Subordinated Discount Notes totaling $163 million face value, or $155 million accreted value. Pursuant to the terms of the repurchases, we agreed to pay the holders of the Subordinated Discount Notes face value plus a purchase premium. In accordance with ASC 470, we recorded a loss of $18 million during fiscal 2011 related to the early extinguishment of the repurchased Subordinated Discount Notes. The $18 million loss is comprised of $11 million to recognize the unrealized interest accretion and the write off of related debt issuance costs, as well as $7 million in purchase premiums.

Beginning on November 1, 2011, cash interest began accruing on the Subordinated Discount Notes and was payable semi-annually in arrears on each May 1 and November 1 (the first cash interest payment was May 1, 2012). On May 1, 2012, as required pursuant to the indenture ("Subordinated Discount Notes Indenture") governing our Subordinated Discount Notes, we redeemed $127 million in aggregate principal amount of our Subordinated Discount Notes.

On November 1, 2012, we redeemed a portion of the Subordinated Discount Notes equal to the AHYDO Amount (as defined in the Subordinated Discount Notes Indenture) at a redemption price equal to 100% and the remaining outstanding Subordinated Discount Notes at a redemption price equal to 104.333%. In accordance with ASC 470, we recorded a loss on early extinguishment of debt of approximately $11 million related to the redemption of our Subordinated Discount Notes. The $11 million loss is comprised of an $8 million redemption premium and $3 million to write off related debt issuance costs.

Restated Revolving Credit Facility

On February 18, 2010, we entered into an agreement to amend and restate various terms of the then existing asset-based Revolving Credit Facility, dated as of October 31, 2006 (as so amended and restated, the "senior secured asset-based Revolving Credit Facility"). On September 17, 2012, we entered into a second amended and restated credit agreement (the "Restated Credit Agreement") with Wells Fargo Bank, National Association ("Wells Fargo") and other lenders to amend various terms of our senior secured asset-based Revolving Credit Facility. The Restated Credit Agreement, together with related security, guarantee and other agreements, is referred to as the "Restated Revolving Credit Facility".

The Restated Revolving Credit Facility provides for senior secured financing of up to $650 million, subject to a borrowing base, maturing on September 17, 2017 (the "ABL Maturity Date"). The borrowing base under the Restated Revolving Credit Facility equals the sum of (i) 90% of eligible credit card receivables and debit card receivables, plus (ii) 90% of the appraised net orderly liquidation value of eligible inventory, plus (iii) the lesser of (x) 90% of the appraised net orderly liquidation value of inventory supported by eligible letters of credit and (y) 90% of the face amount of eligible letters of credit supported by eligible letters of credit, minus (iv) certain reserves.

The Restated Revolving Credit Facility provides us with the right to request up to $200 million of additional commitments under the Restated Revolving Credit Facility. The lenders under the Restated Revolving Credit Facility will not be under any obligation to provide any such additional commitments, and any increase in commitments is subject to customary conditions precedent. If we were to request any such additional commitments, and the existing lenders or new lenders were to agree to provide such commitments, the facility size could be increased to up to $850 million, but our ability to borrow under the Restated Revolving Credit Facility would still be limited by the borrowing base.

Borrowings under the Restated Revolving Credit Facility bear interest at a rate per annum equal to, at our option, either (a) a base rate determined by reference to the highest of (1) the prime rate of Wells Fargo, (2) the federal funds effective rate plus 0.50% and (3) LIBOR subject to certain adjustments plus 1.00% or (b) LIBOR subject to certain adjustments, in each case plus an applicable margin. The initial applicable margin is (a) 0.75% for prime rate borrowings and 1.75% for LIBOR borrowings. The applicable margin is subject to adjustment each fiscal quarter based on the excess availability under the Restated Revolving Credit Facility. Same-day borrowings bear interest at the base rate plus the applicable margin.

We are required to pay a commitment fee on the unutilized commitments under the Restated Revolving Credit Facility, which initially is 0.375% per annum. The commitment fee is subject to adjustment each fiscal quarter. If average daily excess availability is less than or equal to 50% of the total commitments, the commitment fee will be 0.25% per annum, and if average daily excess availability is greater than 50% of the total commitments, the commitment fee will be 0.375%. In addition, we must pay customary letter of credit fees and agency fees.

All obligations under the Restated Revolving Credit Facility are unconditionally guaranteed, jointly and severally by the Company and all of our existing domestic material subsidiaries and are required to be guaranteed by certain of our future domestic wholly-owned material subsidiaries. All obligations under the Restated Revolving Credit Facility, and the guarantees of those obligations, are secured, subject to certain exceptions, by substantially all of the assets of our and our material subsidiaries (the "Subsidiary Guarantors"), including:

•

a first-priority security interest in personal property consisting of inventory and related accounts, cash, deposit accounts, all payments received by us or the Subsidiary Guarantors from credit card clearinghouses and processors or otherwise in respect of all credit card charges and debit card charges for sales of inventory by us and the Subsidiary Guarantors, and certain related assets and proceeds of the foregoing;

•

a second-priority pledge of all of our capital stock and the capital stock held by us and the Subsidiary Guarantors (which pledge, in the case of the capital stock of any foreign subsidiary, is limited to 65% of the voting stock of such foreign subsidiary and 100% of the non-voting stock of such subsidiary); and

•

a second-priority security interest in, and mortgages on, substantially all other tangible and intangible assets of us and each Subsidiary Guarantor, including substantially all of our and our subsidiaries' owned real property and equipment.

If, at any time, the aggregate amount of outstanding loans, unreimbursed letter of credit drawings and undrawn letters of credit under the Restated Revolving Credit Facility exceeds the lesser of (i) the commitment amount and (ii) the borrowing base (the "Loan Cap"), we will be required to repay outstanding loans and cash collateralize letters of credit in an aggregate amount equal to such excess, with no reduction of the commitment amount. If excess availability under the Restated Revolving Credit Facility is less than (i) 12.5% of the Loan Cap for five consecutive business days, or (ii) $65 million at any time, or if certain events of default have occurred, we will be required to repay outstanding loans and cash collateralize letters of credit with the cash we are required to deposit daily in a collection account maintained with the agent under the Restated Revolving Credit Facility. Excess availability under the Restated Revolving Credit Facility means the lesser of the Loan Cap minus the outstanding credit extensions. We may voluntarily reduce the unutilized portion of the commitment amount and repay outstanding loans at any time without premium or penalty other than customary breakage costs with respect to LIBOR loans. There is no scheduled amortization under the Restated Revolving Credit Facility; the principal amount of the loans outstanding is due and payable in full on the ABL Maturity Date.

The covenants limiting dividends and other restricted payments, investments, loans, advances and acquisitions, and prepayments or redemptions of indebtedness, each permit the restricted actions in an unlimited amount, subject to the satisfaction of certain payment conditions, principally that we must meet certain specified excess availability requirements and minimum consolidated fixed charge coverage ratios, to be tested on a pro forma and 6 months projected basis. Adjusted EBITDA is used in the calculation of the consolidated fixed charge coverage ratios. The Restated Revolving Credit Facility also contains certain customary affirmative covenants and events of default.

From the time when we have excess availability less than the greater of (a) 10% of the Loan Cap and (b) $50 million, until the time when we have excess availability greater than the greater of (a) 10% of the Loan Cap and (b) $50 million for 30 consecutive days, the Restated Revolving Credit Facility will require us to maintain a consolidated fixed charge coverage ratio of at least 1.0 to 1.0. The Restated Revolving Credit Facility also contains certain customary representations and warranties, affirmative covenants and provisions relating to events of default (including change of control and cross-default to material indebtedness).

The Restated Revolving Credit Facility contains a number of covenants that, among other things and subject to certain exceptions, restrict our ability and the ability of our restricted subsidiaries to:

•	incur or guarantee additional indebtedness
•	pay dividends on our capital stock or redeem, repurchase or retire our capital stock
•	make investments, loans, advances and acquisitions
•	create restrictions on the payment of dividends or other amounts to us from our restricted subsidiaries
•	engage in transactions with our affiliates
•	sell assets, including capital stock of our subsidiaries
•	prepay or redeem indebtedness
•	consolidate or merge
•	create liens

In accordance with ASC 470, we recorded a loss on early extinguishment of debt in fiscal 2012 of approximately $2 million to write off debt issuance costs related to the Restated Revolving Credit Facility, with the remaining $7 million of unamortized debt issuance costs being amortized over the revised life. In addition, we capitalized $4 million of debt issuance costs in fiscal 2012 associated with the execution of the Restated Revolving Credit Facility. These debt issuance costs are being amortized as interest expense over the life of the Restated Revolving Credit Facility.

As of February 1, 2014, and February 2, 2013, the borrowing base was $650 million and $650 million, respectively, of which we had availability of $589 million and $587 million, respectively. Borrowing capacity is available for letters of credit and borrowings on same-day notice. Outstanding letters of credit as of February 1, 2014, totaled $63 million, of which $61 million relate to standby letters of credit.